Securitizations and Variable Interest Entities, Sold or Securitized Loans Serviced for Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 75,543	$ 76,230
Delinquent loans and foreclosed assets	1,393	1,413
Net charge-offs	133	63
Conforming mortgage loan securitization [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	592,500	704,500
Delinquent loans and foreclosed assets	3,400	4,600
Total Commercial [Member] | Commercial mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	67,232	67,029
Delinquent loans and foreclosed assets	1,000	912
Net charge-offs	114	49
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	163	274
Total Consumer [Member] | Residential mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	8,311	9,201
Delinquent loans and foreclosed assets	393	501
Net charge-offs	19	14
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	$ 22	$ 25